ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 12 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of September 30, 2023 and 2022:

	As of September 30,
	2023	2022
VAT payable	$3,165,668	$4,054,300
Other tax payables	40,654	93,282
Other	1,758,571	2,802,190
Total	$4,964,893	$6,949,772

Other current liabilities contain primarily unsecured, due on demand and interest free short-term loan to the Company from third party entities and deposits for bidding from suppliers to the Company.